Commitments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Commitment to pay	$ 15
Security for building lease	304
Prepaid expenses	421	$ 254
Outstanding purchase commitments for inventory components and R&D materials	3,819	5,590
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease payments	853	648
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease payments	$ 454	309
Operating lease period	32 to 36 months
Prepaid expenses	$ 132	$ 93